PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Aerospace & Defense 5.8%
Axon Enterprise, Inc.*(a)	74,251	$40,105,935
BWX Technologies, Inc.(a)	132,126	23,634,699
HEICO Corp.	81,068	25,691,260
Karman Holdings, Inc.*	98,124	6,577,252
Woodward, Inc.	86,273	25,884,488
		121,893,634
Banks 0.9%
East West Bancorp, Inc.	172,791	18,436,800
Beverages 1.2%
Celsius Holdings, Inc.*	594,975	24,358,276
Biotechnology 7.2%
Alnylam Pharmaceuticals, Inc.*	105,484	47,597,545
Argenx SE (Netherlands), ADR*	23,158	21,119,633
Insmed, Inc.*	165,943	34,477,977
Natera, Inc.*	199,840	47,723,791
		150,918,946
Broadline Retail 1.0%
Coupang, Inc. (South Korea)*	705,110	19,855,898
Building Products 1.0%
Zurn Elkay Water Solutions Corp.	415,296	19,809,619
Capital Markets 4.0%
Houlihan Lokey, Inc.	243,677	42,740,946
LPL Financial Holdings, Inc.(a)	96,280	34,279,531
TPG, Inc.(a)	114,799	6,782,325
		83,802,802
Commercial Services & Supplies 0.7%
GFL Environmental, Inc.	301,685	13,717,617
Communications Equipment 1.0%
Arista Networks, Inc.*	160,467	20,969,828
Construction & Engineering 2.6%
Quanta Services, Inc.	116,981	54,382,127
Construction Materials 0.6%
Martin Marietta Materials, Inc.	20,912	13,033,195
Consumer Staples Distribution & Retail 3.5%
Casey’s General Stores, Inc.(a)	26,023	14,845,080
Performance Food Group Co.*(a)	596,869	57,938,074
		72,783,154
Electrical Equipment 3.8%
AMETEK, Inc.	128,153	25,360,197

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	109,776	$16,645,335
Rockwell Automation, Inc.	94,520	37,416,687
		79,422,219
Electronic Equipment, Instruments & Components 1.0%
Teledyne Technologies, Inc.*(a)	41,477	20,718,591
Entertainment 4.8%
ROBLOX Corp. (Class A Stock)*	432,161	41,068,260
Take-Two Interactive Software, Inc.*	243,535	59,926,657
		100,994,917
Financial Services 2.6%
Shift4 Payments, Inc. (Class A Stock)*(a)	362,248	26,726,657
Toast, Inc. (Class A Stock)*	785,857	26,868,451
		53,595,108
Health Care Equipment & Supplies 2.1%
Edwards Lifesciences Corp.*	144,104	12,489,494
Insulet Corp.*	96,208	31,478,295
		43,967,789
Health Care Providers & Services 2.9%
Cencora, Inc.	163,232	60,221,182
Health Care Technology 1.8%
Veeva Systems, Inc. (Class A Stock)*	159,392	38,300,304
Hotels, Restaurants & Leisure 8.5%
Churchill Downs, Inc.	342,139	37,323,943
Domino’s Pizza, Inc.(a)	83,977	35,239,268
Dutch Bros, Inc. (Class A Stock)*	360,331	21,119,000
Flutter Entertainment PLC (United Kingdom)*(a)	84,406	17,624,817
Hilton Worldwide Holdings, Inc.	204,105	58,176,048
Navan, Inc. (Class A Stock)*(a)	415,853	6,940,587
		176,423,663
Independent Power & Renewable Electricity Producers 2.8%
Vistra Corp.	327,889	58,646,227
Interactive Media & Services 0.7%
Pinterest, Inc. (Class A Stock)*	565,484	14,770,442
IT Services 2.9%
Cloudflare, Inc. (Class A Stock)*	166,543	33,343,574
Snowflake, Inc.*(a)	109,463	27,501,484
		60,845,058
Life Sciences Tools & Services 2.8%
Illumina, Inc.*(a)	193,197	25,395,746
Repligen Corp.*(a)	119,897	20,504,785
West Pharmaceutical Services, Inc.	42,841	11,877,667
		57,778,198

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
Machinery 3.3%
RBC Bearings, Inc.*	91,177	$40,571,029
Xylem, Inc.(a)	195,231	27,463,145
		68,034,174
Oil, Gas & Consumable Fuels 2.8%
Cheniere Energy, Inc.	132,881	27,700,373
Expand Energy Corp.	258,120	31,472,572
		59,172,945
Real Estate Management & Development 2.5%
CBRE Group, Inc. (Class A Stock)*	251,524	40,704,129
CoStar Group, Inc.*	160,037	11,010,546
		51,714,675
Semiconductors & Semiconductor Equipment 4.3%
Lattice Semiconductor Corp.*(a)	433,625	30,444,811
Monolithic Power Systems, Inc.	55,200	51,234,984
Universal Display Corp.(a)	72,146	8,580,324
		90,260,119
Software 11.4%
Cadence Design Systems, Inc.*	57,585	17,957,306
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	50,041	25,478,876
CyberArk Software Ltd.*	38,350	17,586,927
Datadog, Inc. (Class A Stock)*	378,432	60,552,904
HubSpot, Inc.*	60,676	22,287,508
Procore Technologies, Inc.*(a)	341,123	25,263,569
Samsara, Inc. (Class A Stock)*(a)	830,118	31,569,388
ServiceTitan, Inc. (Class A Stock)*(a)	110,195	9,847,025
Zscaler, Inc.*	106,521	26,790,032
		237,333,535
Specialty Retail 7.2%
Burlington Stores, Inc.*	247,298	62,375,974
Chewy, Inc. (Class A Stock)*	616,617	21,439,773
Five Below, Inc.*	71,427	11,777,598
O’Reilly Automotive, Inc.*	541,511	55,071,669
		150,665,014
Textiles, Apparel & Luxury Goods 2.1%
On Holding AG (Switzerland) (Class A Stock)*(a)	1,001,404	44,051,762

Total Long-Term Investments (cost $1,531,032,096)		2,080,877,818

Short-Term Investments 11.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wb)	5,459,419	5,459,419

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $239,052,650; includes $238,303,636 of cash collateral for securities on loan)(b)(wb)	239,213,588	$239,046,139

Total Short-Term Investments (cost $244,512,069)		244,505,558

TOTAL INVESTMENTS 111.5% (cost $1,775,544,165)		2,325,383,376
Liabilities in excess of other assets (11.5)%		(240,395,657)

Net Assets 100.0%		$2,084,987,719

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $236,606,265; cash collateral of $238,303,636 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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